Expense Example - iShares ESG Screened S&P 500 ETF - iShares ESG Screened S&P 500 ETF	Sep. 18, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	$ 26